Document and Entity Information	Aug. 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	Electriq Power Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	625 North Flagler Drive
Entity Address, Address Line Two	Suite 1003
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	833
Local Phone Number	462-2883
Entity Information, Former Legal or Registered Name	TLG Acquisition One Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001827871
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ELIQ
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $6.57 per share
Trading Symbol	ELIQ WS
Security Exchange Name	NYSEAMER